Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX

Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus relating to the Cloud Capital Strategic Large Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	0.90%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.41%
Fee Waiver/Expense Reimbursement	(0.50)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [1]	0.91%

1.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$93	$397	$723	$1,648

The section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus relating to the Cloud Capital Strategic Mid Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	NONE
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.92%
Fee Waiver/Expense Reimbursement	(0.50)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [1]	1.42%

1.

Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$145	$555	$990	$2,203

Additionally, the second paragraph under “Management of the Funds” on page 28 of the Prospectus is hereby replaced with the following:

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of the each Fund. The contractual agreement is effective from February 1, 2014 through September 30, 2015. This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. The Adviser shall not be entitled to reimbursement for any advisory fees waived for the Funds for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. Each Fund is required to pay the Adviser a fee equal to 0.50% of its average daily net assets. During the fiscal year ended May 31, 2013, the Adviser received management fees equal to 0.78% and 0.45% of the average daily net assets, after fee waivers and reimbursement, of the Large Cap Fund and the Mid Cap Fund, respectively.

Statement of Additional Information

The section entitled “Investment Adviser” on page 7 of the Statement of Additional Information relating to both Funds is hereby replaced in its entirety with the following:

The Adviser has contractually agreed to waive or limit its fees and reimburse certain Fund operating expenses, effective February 1, 2014 through September 30, 2015, so that the ratio of total annual operating expenses does not exceed 1.40% for each Fund. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by a Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser shall not be entitled to reimbursement for any advisory fees waived for the Funds for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

* * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated September 30, 2013, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 670-2227.

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX

Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus and Statement of Additional Information dated September 30, 2013

Supplement dated February 26, 2014

Change to Adviser Fee Waiver

On February 3, 2014, the Board of Trustees of Valued Advisers Trust (the “Trust”) approved revisions to the expense limitation agreement in place for each of the Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund whereby the Adviser would waive its management fee in its entirety and the waiver would not be subject to recoupment. The Funds would continue to cap operating expenses (with certain exceptions) at current levels, which is 1.40% for each of the Funds. The revised expense limitation agreement took effect on February 1, 2014 and continues through September 30, 2015.

Prospectus

The section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus relating to the Cloud Capital Strategic Large Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.70%
Fee Waiver/Expense Reimbursement	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [2]	1.20%

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$690	$1,034	$1,401	$2,429

The section entitled “Fees and Expenses of the Fund” on page 7 of the Prospectus relating to the Cloud Capital Strategic Mid Cap Fund is hereby replaced in its entirety with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]
Redemption Fee	NONE
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	2.32%
Fee Waiver/Expense Reimbursement	(0.50)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement [2]	1.82%

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.
2.

Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$749	$1,213	$1,701	$3,042

Additionally, the second paragraph under “Management of the Funds” on page 28 of the Prospectus is hereby replaced with the following:

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of the each Fund. The contractual agreement is effective from February 1, 2014 through September 30, 2015. This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. The Adviser shall not be entitled to reimbursement for any advisory fees waived for the Funds for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. Each Fund is required to pay the Adviser a fee equal to 0.50% of its average daily net assets. During the fiscal year ended May 31, 2013, the Adviser received management fees equal to 0.78% and 0.45% of the average daily net assets, after fee waivers and reimbursement, of the Large Cap Fund and the Mid Cap Fund, respectively.

Statement of Additional Information

The section entitled “Investment Adviser” on page 7 of the Statement of Additional Information relating to both Funds is hereby replaced in its entirety with the following:

The Adviser has contractually agreed to waive or limit its fees and reimburse certain Fund operating expenses, effective February 1, 2014 through September 30, 2015, so that the ratio of total annual operating expenses does not exceed 1.40% for each Fund. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by a Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser shall not be entitled to reimbursement for any advisory fees waived for the Funds for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

* * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated September 30, 2013, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 670-2227.